Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss before carryforwards [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets
Unrecognized loss carryforwards [Member]
Income Taxes (Details) - Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets